Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Non-financial Instruments Measured at Fair Value on Non-recurring Basis

The following tables present the balances of non-financial instruments measured at fair value on a non-recurring basis as of June 30, 2022 and December 31, 2021.

	June 30, 2022		Quoted Prices in Active Markets for Identical	Significant Other Observable	Significant Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets	$865	$865	$–	$–	$865
Impaired loans due to COVID-19, net	3,135	3,135	–	–	3,135
Other impaired loans, net	1,731	1,731	–	–	1,731
Total	$5,731	$5,731	$–	$–	$5,731

	December 31, 2021		Quoted Prices in Active Markets for Identical	Significant Other Observable	Significant Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets	$2,724	$2,724	$–	$–	$2,724
Impaired loans due to COVID-19, net	5,129	5,129	–	–	5,129
Other impaired loans, net	2,572	2,572	–	–	2,572
Total	$10,425	$10,425	$–	$–	$10,425

The following tables present the balances of non-financial instruments measured at fair value on a non-recurring basis as of December 31, 2021 and 2020:

			Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2021		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets	$2,724	$2,724	$–	$–	$2,724
Impaired loans due to COVID-19, net	5,129	5,129	–	–	5,129
Other impaired loans, net	2,572	2,572	–	–	2,572
Total	$10,425	$10,425	$–	$–	$10,425

			Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2020		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets	$4,449	$4,449	$–	$–	$4,449
Impaired loans due to COVID-19, net	9,054	9,054	–	–	9,054
Other impaired loans, net	1,064	1,064	–	–	1,064
Total	$14,567	$14,567	$–	$–	$14,567

Schedule of Fair Value Estimates for Financial Instruments

The table below is a summary of fair value estimates for financial instruments:

	June 30, 2022		December 31, 2021
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial Assets
Cash and cash equivalents	$1,126	$1,126	$3,735	$3,735
Loan receivable, net	54,085	54,085	46,943	46,943
Accrued interest on loans	571	571	598	598
Financial Liabilities
Customer interest escrow	1,059	1,059	479	479
Notes payable secured, net	22,388	22,388	20,016	20,016
Notes payable unsecured, net	26,302	26,302	27,713	27,713
Accrued interest payable	2,781	2,781	2,464	2,464

The table below is a summary of fair value estimates for financial instruments:

	December 31, 2021		December 31, 2020
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial Assets
Cash and cash equivalents	$3,735	$3,735	$4,749	$4,749
Loans receivable, net	46,943	46,943	46,405	46,405
Accrued interest on loans	598	598	601	601
Financial Liabilities
Customer interest escrow	479	479	510	510
Notes payable secured, net	20,016	20,016	22,959	22,959
Notes payable unsecured, net	27,713	27,713	26,978	26,978
Accrued interest payable	2,464	2,464	3,158	3,158